Shareholders' equity (Details) - Schedule of number of options granted, the weighted average of the exercise price and the weighted average of the remaining term - R$ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Number Of Options Granted The Weighted Average Of The Exercise Price And The Weighted Average Of The Remaining Term Abstract
Total to be exercised, Shares	2,200,000	7,060,000	1,468,000	2,153,000
Total to be exercised, Weighted average exercise price	R$ 18.97	R$ 17.45	R$ 30.71	R$ 30.25
Total to be exercised, Weighted average remaining term	4 months 28 days	1 year 21 days	10 months 17 days	1 year 6 months
Total exercised on December 31, 2020 considering split effect, Shares			7,340,000
Total exercised on December 31, 2020 considering split effect, Weighted average exercise price			R$ 6.14
Total exercised on December 31, 2020 considering split effect, Weighted average remaining term			10 months 17 days
Granted in the year, Shares		6,125,000
Granted in the year, Weighted average exercise price		R$ 16.86
Granted in the year, Weighted average remaining term
Canceled in the year, Shares	(1,455,000)	(270,000)	(70,000)
Canceled in the year, Weighted average exercise price	R$ 33.14	R$ 22.36	R$ 42.59
Canceled in the year, Weighted average remaining term
Exercised in the year, Shares	(3,199,000)	(5,785,000)	(489,000)
Exercised in the year, Weighted average exercise price	R$ 9.14	R$ 22.76	R$ 23.93
Exercised in the year, Weighted average remaining term
Expired in the year, Shares	(206,000)	(350,000)	(126,000)
Expired in the year, Weighted average exercise price	R$ 19.29	R$ 35.3	R$ 42.44
Expired in the year, Weighted average remaining term
Outstanding at year end, Shares	2,200,000	7,060,000	1,468,000
Outstanding at year end, Weighted average exercise price	R$ 18.97	R$ 17.45	R$ 30.71
Outstanding at year end, Weighted average remaining term	4 months 28 days	1 year 21 days